LONG-TERM BORROWINGS DUE TO RELATED PARTY - Additional Information (Details) - Long-term Borrowings [Member]	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Interest Expense, Long-term Debt	$ 107,956	¥ 763,220	¥ 826,895	¥ 546,676
guaranteed or collateralized		¥ 0	¥ 0